Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of reconciliation of changes in intangible assets

		Customer	Technology
	Goodwill	relationships	and other	Software	Total
	€m	€m	€m	€m	€m
Cost
At January 1, 2016	1,047	851	181	49	2,128
Acquisitions (Note 24)	904	1,247	31	11	2,193
Additions	—	—	8	3	11
Impairment	—	—	—	(2)	(2)
Exchange	30	44	2	—	76
At December 31, 2016	1,981	2,142	222	61	4,406
Amortization
At January 1, 2016		(233)	(51)	(34)	(318)
Charge for the year		(143)	(23)	(7)	(173)
Exchange		(2)	(9)	—	(11)
At December 31, 2016		(378)	(83)	(41)	(502)
Net book value
At December 31, 2016	1,981	1,764	139	20	3,904
Cost
At January 1, 2017	1,981	2,142	222	61	4,406
Additions	—	—	5	14	19
Derecognition of fully amortized assets	—	(36)	—	—	(36)
Exchange	(146)	(142)	(18)	(2)	(308)
At December 31, 2017	1,835	1,964	209	73	4,081
Amortization
At January 1, 2017		(378)	(83)	(41)	(502)
Charge for the year		(199)	(28)	(8)	(235)
Derecognition of fully amortized assets		36	—	—	36
Exchange		35	6	1	42
At December 31, 2017		(506)	(105)	(48)	(659)
Net book value
At December 31, 2017	1,835	1,458	104	25	3,422

Summary of goodwill allocation

	At December 31,
	2017	2016
	€m	€m
Metal Packaging Europe - excluding the Beverage Can Business ('Metal Europe')	267	268
Metal Packaging Americas - excluding the Beverage Can Business ('Metal Americas')	24	28
Metal Packaging Europe - Beverage Can Business ('Beverage Europe')	504	507
Metal Packaging Americas - Beverage Can Business ('Beverage Americas')	364	414
Glass Packaging Europe	54	57
Glass Packaging North America	622	707
Total Goodwill	1,835	1,981

Schedule of significant goodwill amounts arising in the groups of CGUs

						Glass
					Glass	Packaging
	Metal	Metal	Beverage	Beverage	Packaging	North
	Europe	Americas	Europe	Americas	Europe	America
	€m/%	€m/%	€m/%	€m/%	€m/%	€m/%
2017
Carrying amount of goodwill	267	24	504	364	54	622
Excess of recoverable amount	2,588	376	1,376	655	2,424	716
Pre-tax discount rate applied	7.3	8.3	7.4	9.6	8.2	9.1
Growth rate for terminal value	1.5	1.5	1.5	1.5	1.5	1.5
2016
Carrying amount of goodwill	268	28	507	414	57	707
Excess of recoverable amount	2,178	372	582	274	2,057	1,630
Pre-tax discount rate applied	8.3	9.8	8.9	11.9	8.7	10.3
Growth rate for terminal value	1.5	2.0	1.5	2.0	1.5	2.0